SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY - Disclosure of statement of financial position for partly owned subsidiary (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Current assets	$ 84,311	$ 27,143
Non-current assets	203,077	10,973
Current liabilities	(51,227)	(6,269)
Non-current liabilities	(31,216)	(19,237)
Total equity	204,945	12,610	$ 26,109
Focus Medical Herbs Ltd [Member]
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Current assets	22,913	16,531
Non-current assets	4,473	4,226
Current liabilities	(19,616)	(11,341)
Non-current liabilities	(1,883)	(2,274)
Total equity	$ 5,887	$ 7,142